Segmented information	9 Months Ended
Jul. 31, 2022
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Segmented information
Note 1
5
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CIBC has four SBUs – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, services and solutions through banking centres, digital and mobile channels.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides commercial banking and private wealth services across the U.S., as well as personal and small business banking services in four U.S. Midwestern markets and focuses on middle-market and mid-corporate companies and high-net-worth individuals and families.
Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking solutions and top-ranked research to our clients around the world. It includes Direct Financial Services which provides a cohesive set of direct banking, direct investing and innovative multi-currency payment solutions for CIBC’s clients.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, Finance and Enterprise Strategy, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total

2022	Net interest income (1)	$1,767	$442	$415	$662	$(50)	$3,236
Jul. 31	Non-interest income (2)	554	896	189	537	159	2,335
	Total revenue (1)	2,321	1,338	604	1,199	109	5,571
	Provision for (reversal of) credit losses	200	10	35	(9)	7	243
	Amortization and impairment (3)	59	1	29	1	170	260
	Other non-interest expenses	1,254	669	305	592	103	2,923
	Income (loss) before income taxes	808	658	235	615	(171)	2,145
	Income taxes (1)	213	174	42	168	(118)	479
	Net income (loss)	$595	$484	$193	$447	$(53)	$1,666
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$6	$6
	Equity shareholders	595	484	193	447	(59)	1,660
	Average assets (4)(5)	$310,716	$87,216	$54,528	$280,592	$166,911	$899,963
2022	Net interest income (1)	$1,583	$401	$385	$759	$(40)	$3,088
Apr. 30	Non-interest income (2)	560	902	206	557	63	2,288
	Total revenue (1)	2,143	1,303	591	1,316	23	5,376
	Provision for (reversal of) credit losses	273	(4)	55	(14)	(7)	303
	Amortization and impairment (3)	56	–	28	2	170	256
	Other non-interest expenses	1,141	655	292	590	180	2,858
	Income (loss) before income taxes	673	652	216	738	(320)	1,959
	Income taxes (1)	177	172	36	198	(147)	436
	Net income (loss)	$496	$480	$180	$540	$(173)	$1,523
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$5	$5
	Equity shareholders	496	480	180	540	(178)	1,518
	Average assets (4)(5)	$300,799	$83,367	$51,980	$277,686	$168,077	$881,909
2021	Net interest income (1)	$1,504	$336	$356	$669	$28	$2,893
Jul. 31	Non-interest income (2)	552	871	183	471	86	2,163
	Total revenue (1)	2,056	1,207	539	1,140	114	5,056
	Provision for (reversal of) credit losses	67	(49)	(57)	(60)	–	(99)
	Amortization and impairment (3)	53	7	27	3	154	244
	Other non-interest expenses	1,065	610	247	526	226	2,674
	Income (loss) before income taxes	871	639	322	671	(266)	2,237
	Income taxes (1)	229	169	56	180	(127)	507
	Net income (loss)	$642	$470	$266	$491	$(139)	$1,730
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$5	$5
	Equity shareholders	642	470	266	491	(144)	1,725
	Average assets (4)(5)	$276,572	$71,863	$45,772	$256,512	$156,049	$806,768
(1)
Capital Markets net interest income and income taxes includes a taxable equivalent basis (TEB) adjustment of $48 million for the three months ended July 31, 2022 (April 30, 2022: $53 million; July 31, 2021: $51 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.

$ millions, for the nine months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total

2022	Net interest income (1)	$4,937	$1,220	$1,189	$2,214	$(104)	$9,456
Jul. 31	Non-interest income (2)	1,710	2,718	615	1,605	341	6,989
	Total revenue (1)	6,647	3,938	1,804	3,819	237	16,445
	Provision for (reversal of) credit losses	571	2	118	(61)	(9)	621
	Amortization and impairment (3)	167	2	84	4	512	769
	Other non-interest expenses	3,495	1,996	888	1,777	395	8,551
	Income (loss) before income taxes	2,414	1,938	714	2,099	(661)	6,504
	Income taxes (1)	636	512	115	569	(386)	1,446
	Net income (loss)	$1,778	$1,426	$599	$1,530	$(275)	$5,058
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$16	$16
	Equity shareholders	1,778	1,426	599	1,530	(291)	5,042
	Average assets (4)(5)	$301,508	$83,016	$52,264	$280,372	$167,006	$884,166
2021	Net interest income (1)	$4,412	$939	$1,081	$2,013	$34	$8,479
Jul. 31	Non-interest income (2)	1,610	2,491	551	1,495	325	6,472
	Total revenue (1)	6,022	3,430	1,632	3,508	359	14,951
	Provision for (reversal of) credit losses	186	(34)	(24)	(66)	18	80
	Amortization and impairment (3)	159	21	82	8	460	730
	Other non-interest expenses	3,103	1,776	743	1,581	467	7,670
	Income (loss) before income taxes	2,574	1,667	831	1,985	(586)	6,471
	Income taxes (1)	677	444	161	506	(323)	1,465
	Net income (loss)	$1,897	$1,223	$670	$1,479	$(263)	$5,006
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$13	$13
	Equity shareholders	1,897	1,223	670	1,479	(276)	4,993
	Average assets (4)(5)	$268,309	$68,541	$46,548	$252,540	$164,817	$800,755
(1)
Capital Markets net interest income and income taxes includes a TEB adjustment of $160 million, for the nine months ended July 31, 2022 (July 31, 2021: $156 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.